Annual Operating Expenses - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 29, 2024
Fidelity Advisor Growth Opportunities Fund - Class A
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.72%
Fidelity Advisor Growth Opportunities Fund - Class C
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.48%
Fidelity Advisor Growth Opportunities Fund - Class M
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual operating expenses	0.96%
Fidelity Advisor Growth Opportunities Fund - Class I
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.47%
Fidelity Advisor Growth Opportunities Fund - Class Z
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.35%

[1]	AThe management fee is comprised of a basic fee of 0.52% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.